Document And Entity Information	May 30, 2023
Document Information [Line Items]
Entity, Registrant Name	Par Pacific Holdings, Inc.
Document, Type	8-K/A
Document, Period End Date	May 30, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-36550
Entity, Tax Identification Number	84-1060803
Entity, Address, Address Line One	825 Town & Country Lane, Suite 1500
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	899-4800
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PARR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 5-30-23
Amendment Flag	true
Entity, Central Index Key	0000821483